Members’ Capital	12 Months Ended
Oct. 31, 2020
Members’ Capital

15.	Members’ Capital

GR Unlimited is authorized to issue up to 20,000 common units, up to 750 Seed Round Preferred Units and up to 3,000 Incentive Units.

The following table summarizes the common unit activities of GR Unlimited during the year ended October 31, 2019, all of which occurred prior to completion of the Transaction:

	Number of Common Shares*	Member’s Capital
Balance, October 31, 2018	40,706,873	$4,701,773
Issued pursuant to conversion of promissory notes	5,465,877	1,451,400
Issued in connection with Technology License Agreement (15.2)	6,600,000	1,574,761
Issued upon exercise of unit purchase options	4,202,429	1,218,784
Issued pursuant to Subscription Receipts	3,771,023	913,968
Balance at date of Transaction (Note 2)	60,746,202	$9,860,686

*	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.

15.1	Effective January 31, 2018, the holder of two convertible promissory notes in the original principal amount of $100,000 took the following actions:

15.1.1	Received a return of principal of $50,000 from one of the convertible promissory notes.

15.1.2	Extended the maturity date of the continuing convertible promissory note for the principal amount of $50,000 to August 1, 2018 with a coupon interest rate of 30% per annum. All principal and accrued and unpaid interest, shall become due on the earlier of a) August 1, 2018 or b) the occurrence of a change of control of the Company; and

15.1.3	Converted the original principal of the second convertible promissory note and accrued and unpaid interest of $50,000 into 89.8 uncertified common units of the GR Unlimited (462,500 common shares of the Company).

15.2	During the year ended October 31, 2018, GR Unlimited entered into a technology license agreement pursuant to which, GR Unlimited was granted the exclusive license to certain intellectual property in the field of development, breeding, cultivation, growing, harvesting, processing and commercializing cannabis, hemp and related plants and products (the “Technology”) in exchange for 6,600,000 common units of GR Unlimited (6,600,000 common shares of the Company). Immediately prior to the Transaction disclosed in Note 2, GR Unlimited issued the common units. As at October 31, 2019, the Company determined that the license was impaired as the development of underlying technology had been halted. As such, the Company reduced the carrying amount to the estimated recoverable amount of $Nil, resulting in a loss on impairment of $1,574,761.

15.3	Immediately prior to the Transaction disclosed in Note 2, the holder of a convertible promissory note converted the original principal amount of $100,000 and all accrued and unpaid interest of $22,438 into 126.13 uncertified common units of GR Unlimited (485,379 common shares of the Company).

15.4	Immediately prior to the Transaction disclosed in Note 2, the holder of a convertible promissory note converted the original principal amount of $1,000,000 and accrued and unpaid interest of $248,958 into 1,144.15 uncertified common units of GR Unlimited (4,782,284 common shares of the Company).

15.5	Immediately prior to the Transaction disclosed in Note 2, the holder of a convertible promissory note converted the original principal amount of $50,000 and accrued and unpaid interest of $7,644 into 52.06 uncertified common units of GR Unlimited (198,214 common shares of the Company).

15.6	Immediately prior to the Transaction disclosed in Note 2, GR Unlimited issued 1,475,979 common units (1,475,979 common shares of the Company) pursuant to the exercise of the unit purchase option disclosed in Note 19.2.

15.7	Immediately prior to the Transaction disclosed in Note 2, GR Unlimited issued 2,000,000 common units (2,000,000 common shares of the Company) pursuant to the exercise of the unit purchase option disclosed in Note 19.3.

15.8	Immediately prior to the Transaction disclosed in Note 2, GR Unlimited issued 727,250 common units (727,250 common shares of the Company), pursuant to a partial exercise of the unit purchase option disclosed in Note 19.1.

15.9	In connection with the Transaction, GR Unlimited issued, 3,771,023 units (the “GR Units”) containing one Common Unit and one GR Unlimited purchase warrant (the “GR Warrant”) for gross proceeds of CAD$1,646,050 ($1,274,516), of which $360,818 was allocated to the GR Warrants. Upon close of the Transaction, the GR Units were automatically converted into 3,771,023 common units of GR Unlimited (3,771,023 common shares of the Company) and 3,771,023 warrants of GR Unlimited (3,771,023 warrants of the Company).